THE ADVISORS' INNER CIRCLE FUND







THE STERLING CAPITAL FUNDS

SEMI-ANNUAL REPORT                                                APRIL 30, 2001


                                                  STERLING CAPITAL BALANCED FUND
                                           STERLING CAPITAL SMALL CAP VALUE FUND




                                 [LOGO OMITTED]

                                    STERLING
                               CAPITAL MANAGEMENT
                               INVESTMENT COUNSEL

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.6%
--------------------------------------------------------------------------------

                                                                        MARKET
                                                            SHARES       VALUE
                                                            ------    ----------

AEROSPACE & DEFENSE -- 1.6%
   Boeing ..........................................        11,525    $  712,245
                                                                      ----------
AUTOMOTIVE -- 0.6%
   Ford Motor ......................................         8,925       263,109
                                                                      ----------
BANKS -- 9.6%
   Bank of America .................................         6,615       370,440
   Bank One ........................................        15,000       566,550
   Citigroup .......................................         9,591       471,398
   First Union .....................................        18,375       550,699
   JP Morgan Chase .................................        19,691       944,774
   Keycorp .........................................        30,250       701,195
   Wells Fargo .....................................        11,475       538,981
                                                                      ----------
                                                                       4,144,037
                                                                      ----------
BASIC RESOURCES -- 0.4%
   Rayonier ........................................         4,050       177,592
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
   Comcast, Cl A* ..................................         9,500       417,145
                                                                      ----------
COMPUTERS & SERVICES -- 3.4%
   Compaq Computer .................................        11,550       202,125
   International Business Machines .................         5,925       682,204
   Solectron* ......................................        14,400       366,480
   Unisys* .........................................        19,300       232,372
                                                                      ----------
                                                                       1,483,181
                                                                      ----------
CONSUMER DISCRETIONARY -- 0.5%
   Energizer Holdings* .............................         8,541       203,447
                                                                      ----------
CONSUMER DURABLES -- 1.0%
   Black & Decker ..................................         5,775       230,191
   Fortune Brands ..................................         7,025       218,829
                                                                      ----------
                                                                         449,020
                                                                      ----------
DIVERSIFIED MANUFACTURING -- 3.7%
   Honeywell International .........................         6,900       337,272
   Illinois Tool Works .............................         8,650       548,237
   Tyco International ..............................        13,755       734,104
                                                                      ----------
                                                                       1,619,613
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          SHARES         VALUE
                                                          ------      ----------

ELECTRICAL SERVICES -- 3.2%
   Calpine* ....................................           6,000      $  341,940
   Exelon ......................................          15,065       1,040,238
                                                                      ----------
                                                                       1,382,178
                                                                      ----------
ENTERTAINMENT -- 0.7%
   Disney (Walt) ...............................          10,600         320,650
                                                                      ----------
FINANCIAL SERVICES -- 4.9%
   Block (H & R) ...............................           8,775         482,625
   Franklin Resources ..........................           7,825         341,561
   Freddie Mac .................................          11,400         750,120
   Morgan Stanley Dean Witter ..................           8,650         543,133
                                                                      ----------
                                                                       2,117,439
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 1.4%
   Philip Morris ...............................          11,825         592,551
                                                                      ----------
INDUSTRIAL MACHINERY -- 0.8%
   Applied Materials* ..........................           6,000         327,600
                                                                      ----------
INSURANCE -- 1.5%
   Allstate ....................................           4,425         184,744
   American International Group ................           5,750         470,350
                                                                      ----------
                                                                         655,094
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 1.3%
   Abbott Laboratories .........................           5,650         262,047
   Baxter International ........................           3,300         300,795
                                                                      ----------
                                                                         562,842
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 1.4%
   First Data ..................................           8,725         588,414
                                                                      ----------
OIL & GAS SERVICES -- 2.8%
   Praxair .....................................          17,775         841,291
   Schlumberger ................................           5,750         381,225
                                                                      ----------
                                                                       1,222,516
                                                                      ----------
PETROLEUM REFINING -- 6.9%
   Chevron .....................................           6,190         597,706
   Exxon Mobil .................................          10,435         924,541
   Royal Dutch Petroleum, NY Shares ............           9,150         544,699
   USX-Marathon Group ..........................          28,150         899,674
                                                                      ----------
                                                                       2,966,620
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONCLUDED
--------------------------------------------------------------------------------

                                                        SHARES/FACE    MARKET
                                                           AMOUNT       VALUE
                                                        -----------   ---------

PIPELINES -- 1.3%
   Enron .......................................           8,650      $  542,528
                                                                      ----------
PRINTING & PUBLISHING -- 1.4%
   Viacom, Cl B* ...............................          11,750         611,705
                                                                      ----------
RAILROADS -- 1.1%
   Norfolk Southern ............................          23,025         454,513
                                                                      ----------
RETAIL -- 2.0%
   Sears, Roebuck ..............................           8,950         329,807
   Sherwin-Williams ............................          18,725         392,850
   Toys R US* ..................................           6,000         148,800
                                                                      ----------
                                                                         871,457
                                                                      ----------
SEMICONDUCTORS -- 1.8%
   Conexant Systems* ...........................          17,875         192,156
   JDS Uniphase* ...............................          14,400         308,016
   National Semiconductor* .....................           9,000         259,200
                                                                      ----------
                                                                         759,372
                                                                      ----------
STEEL & STEEL WORKS -- 0.6%
   Alcoa .......................................           6,000         248,400
                                                                      ----------
TELEPHONES & TELECOMMUNICATION -- 6.7%
   Alltel ......................................          15,800         862,838
   AT&T ........................................          31,650         705,162
   Nortel Networks .............................          12,000         183,600
   SBC Communications ..........................          10,510         433,538
   Verizon Communications* .....................          10,100         556,207
   WorldCom* ...................................          11,550         210,788
                                                                      ----------
                                                                       2,952,133
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $25,422,448) .......................                      26,645,401
                                                                      ==========
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- 18.2%
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES -- 2.4%
   Citibank Credit Card Master Trust,
   Series 1995-5, Cl A
      6.100%, 05/15/08 .........................      $1,000,000       1,014,450
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- CONCLUDED
--------------------------------------------------------------------------------

                                                          FACE          MARKET
                                                         AMOUNT          VALUE
                                                       ----------     ----------

FFCB -- 0.9%
   Federal Farm Credit Bank
      5.670%, 03/20/06 ...........................     $  400,000     $  400,308
                                                                      ----------
MORTGAGE-BACKED SECURITIES-- 1.9%
   Freddie Mac (Gold) Pool # C00255
      7.000%, 09/01/23 ...........................        815,498        822,634
                                                                      ----------
U.S. TREASURY OBLIGATIONS -- 13.0%
   U.S. Treasury Bonds
      7.500%, 11/15/16 ...........................      1,500,000      1,754,295
   U.S. Treasury Notes
      6.500%, 10/15/06 ...........................      1,300,000      1,389,375
      6.625%, 05/15/07 ...........................        450,000        485,141
      5.625%, 05/15/08 ...........................      1,950,000      1,996,157
                                                                      ----------
                                                                       5,624,968
                                                                      ----------
   TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
      (Cost $7,552,307) ..........................                     7,862,360
                                                                      ==========

--------------------------------------------------------------------------------
CORPORATE BONDS -- 16.5%
--------------------------------------------------------------------------------

COMPUTERS & SERVICES -- 3.8%
   International Business Machines
      5.375%, 02/01/09 ...........................      1,750,000      1,636,250
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES -- 7.7%
   Citigroup
      6.750%, 12/01/05 ...........................      1,000,000      1,036,250
   General Electric Capital
      8.850%, 03/01/07 ...........................      1,080,000      1,242,750
   General Electric Capital, Series A, MTN
      7.375%, 01/19/10 ...........................      1,000,000      1,071,250
                                                                      ----------
                                                                       3,350,250
                                                                      ----------
ELECTRICAL SERVICES -- 2.7%
   Tennessee Valley Authority
      5.375%, 11/13/08 ...........................      1,200,000      1,159,428
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------
CORPORATE BONDS -- CONCLUDED

                                                                   FACE           MARKET
                                                                  AMOUNT           VALUE
                                                               ------------    ------------
INVESTMENT BANKING -- 2.3%
   Merrill Lynch, Series B, MTN
      6.150%, 01/26/06 .....................................   $  1,000,000    $  1,001,445
                                                                               ------------
   TOTAL CORPORATE BONDS
      (Cost $7,160,357) ....................................                      7,147,373
                                                                               ------------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 5.0%
---------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 5.0%
   J.P. Morgan Chase, 4.58%, dated 04/30/01,
      due 05/01/01 to be repurchased at $2,165,459,
      collateralized by U.S. Government Obligations
      valued at $2,208,890 (Cost $2,165,184) ...............      2,165,184       2,165,184
                                                                               ------------
   TOTAL INVESTMENTS -- 101.3%
      (Cost $42,300,296) ...................................                     43,820,318
                                                                               ------------
   OTHER ASSETS AND LIABILITIES, NET -- (1.3%) .............                       (568,450)
                                                                               ------------
---------------------------------------------------------------------------------------------
 NET ASSETS:
---------------------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (25,000,000 authorized-- $.001 par value) based
      on 3,945,016 outstanding shares of beneficial interest                     40,028,060
   Undistributed net investment income .....................                         90,605
   Accumulated net realized gain on investments ............                      1,613,181
   Net unrealized appreciation on investments ..............                      1,520,022
                                                                               ------------
   Total Net Assets -- 100.0% ...............................                  $ 43,251,868
                                                                               ============
   Net Asset Value, Offering and Redemption
      Price Per Share ......................................                   $      10.96
                                                                               ============

    * NON-INCOME PRODUCING SECURITY
   CL CLASS
  MTN MEDIUM TERM NOTE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.7%

                                                                        MARKET
                                                           SHARES       VALUE
                                                          -------    -----------

BANKS -- 5.8%
   Commercial Federal ............................         83,225    $ 1,822,627
   OceanFirst Financial ..........................         28,600        640,640
   Pacific Century Financial .....................        136,700      3,062,080
                                                                     -----------
                                                                       5,525,347
                                                                     -----------
BASIC RESOURCES -- 2.4%
   Rayonier ......................................         52,125      2,285,681
                                                                     -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.7%
   Hollinger International .......................        127,799      1,991,108
   True North Communications .....................         64,975      2,482,045
                                                                     -----------
                                                                       4,473,153
                                                                     -----------
BUILDING & CONSTRUCTION -- 1.7%
   Texas Industries ..............................         54,025      1,658,567
                                                                     -----------
CHEMICALS -- 5.4%
   Cytec Industries* .............................        107,650      3,521,231
   Millennium Chemicals ..........................         92,650      1,556,520
                                                                     -----------
                                                                       5,077,751
                                                                     -----------
COMPUTER SERVICES & EQUIPMENT -- 7.1%
   Bell & Howell* ................................         68,675      1,785,550
   Brady, Cl A ...................................         76,155      2,497,884
   Paxar* ........................................        124,900      1,471,322
   Progress Software* ............................         71,325      1,009,249
                                                                     -----------
                                                                       6,764,005
                                                                     -----------
CONSUMER NON-DURABLES -- 1.8%
   Ralcorp Holdings* .............................        103,325      1,725,527
                                                                     -----------
DIVERSIFIED MANUFACTURING -- 11.9%
   Blyth .........................................         76,800      1,758,720
   Crane .........................................         94,600      2,662,044
   Pittston Brink's Group ........................        202,975      4,323,367
   SPS Technologies* .............................         24,925      1,213,847
   Tredegar ......................................         65,050      1,271,727
                                                                     -----------
                                                                      11,229,705
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED

                                                                        MARKET
                                                          SHARES        VALUE
                                                         -------      ----------

ELECTRIC UTILITIES -- 2.2%
   Donaldson ...................................          77,100      $2,134,128
                                                                      ----------
ENTERTAINMENT & LEISURE -- 2.7%
   Gaylord Entertainment* ......................          88,000       2,551,120
                                                                      ----------
FINANCIAL SERVICES -- 5.9%
   Metris ......................................          97,200       2,916,000
   Waddell & Reed Financial ....................          87,997       2,676,869
                                                                      ----------
                                                                       5,592,869
                                                                      ----------
GAS DISTRIBUTION -- 4.1%
   Peoples Energy ..............................          40,025       1,590,994
   Piedmont Natural Gas ........................          63,450       2,255,648
                                                                      ----------
                                                                       3,846,642
                                                                      ----------
INDUSTRIAL MACHINERY -- 3.9%
   Axcelis Technologies* .......................         246,400       3,698,464
                                                                      ----------
INSURANCE -- 3.0%
   Alleghany* ..................................           6,426       1,288,413
   Stewart Information Services* ...............          56,435         953,752
   White Mountains Insurance Group .............           1,875         588,750
                                                                      ----------
                                                                       2,830,915
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 10.4%
   Arrow International .........................          34,325       1,307,783
   Edwards Lifesciences* .......................         130,000       2,814,500
   Haemonetics of Mass* ........................         101,800       3,308,500
   Wallace Computer Services ...................         134,400       2,405,760
                                                                      ----------
                                                                       9,836,543
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 7.5%
   Avatar Holdings* ............................          83,650       2,091,250
   Insurance Auto Auctions* ....................          59,700         859,680
   Nova of Georgia* ............................         185,075       4,193,800
                                                                      ----------
                                                                       7,144,730
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                               APRIL 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- CONCLUDED
---------------------------------------------------------------------------------------------

                                                         SHARES/FACE     MARKET
                                                            AMOUNT       VALUE
                                                         -----------  ------------
PRINTING SERVICES -- 1.6%
   Bowne ..........................................        149,400    $  1,494,000
                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.7%
   BRE Properties, Cl A ...........................         59,625       1,684,406
   First Industrial Realty Trust ..................         60,600       1,863,450
                                                                      ------------
                                                                         3,547,856
                                                                      ------------
TELECOMMUNICATIONS -- 2.5%
   Davox* .........................................         87,975         912,301
   Microcell Telecommunications* ..................        161,850       1,416,188
                                                                      ------------
                                                                         2,328,489
                                                                      ------------
TRANSPORTATION -- 2.0%
   Arnold Industries ..............................        108,390       1,933,678
                                                                      ------------
TRAVEL SERVICES -- 3.8%
   Galileo International ..........................        146,950       3,588,519
                                                                      ------------
WIRE & CABLE PRODUCTS -- 0.6%
   Belden .........................................         24,475         577,855
                                                                      ------------
   TOTAL COMMON STOCKS
      (Cost $80,792,256) ..........................                     89,845,544
                                                                      ------------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 6.5%
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT-- 6.5%
   J.P. Morgan Chase, 4.58%, dated 04/30/01,
      due 05/01/01 to be repurchased at $6,159,221
      collateralized by U.S. Government Obligations
      valued at $6,285,667 (Cost $6,158,438) ......   $  6,158,438       6,158,438
                                                                      ------------
   TOTAL INVESTMENTS -- 101.2% (Cost $86,950,694) ..                    96,003,982
                                                                      ------------
   OTHER ASSETS AND LIABILITIES, NET -- (1.2%) .....                    (1,103,061)
                                                                      ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------

Portfolio Shares of Institutional Class
   (25,000,000 authorized-$.001 par value) based
   on 6,314,505 outstanding shares of beneficial interest .....    $ 84,872,337
Distributions in excess of net investment income ..............         (96,737)
Accumulated net realized gain on investments ..................       1,072,033
Net unrealized appreciation on investments ....................       9,053,288
                                                                   ------------
Total Net Assets -- 100.0% ....................................    $ 94,900,921
                                                                   ============
Net Asset Value, Offering and Redemption
   Price Per Share ............................................    $      15.03
                                                                   ============

  * NON-INCOME PRODUCING SECURITY
 CL CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
STERLING CAPITAL FUNDS
-------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
                                                                     SMALL CAP
                                                     BALANCED          VALUE
                                                       FUND            FUND
                                                   ------------    ------------
INVESTMENT INCOME
Dividends ......................................   $    231,858    $    566,736
Interest .......................................        598,619         106,109
                                                   ------------    ------------
   TOTAL INCOME ................................        830,477         672,845
                                                   ------------    ------------
EXPENSES
Investment Advisory Fees -- Note 5 .............        174,236         374,522
Administrative Fees -- Note 4 ..................         47,389          60,267
Shareholder Servicing Fees -- Note 4 ...........          2,321           5,640
Transfer Agent Fees ............................         45,951          60,578
Custodian Fees -- Note 5 .......................          4,894           3,425
Registration and Filing Fees ...................         22,582          23,827
Audit Fees .....................................          7,638           6,787
Legal Fees .....................................          4,324           4,102
Printing Fees ..................................          3,191           4,130
Directors' Fees ................................          2,385           2,193
Other Expenses .................................          3,845           5,500
                                                   ------------    ------------
TOTAL EXPENSES .................................        318,756         550,971
Less:
Waiver of Investment Advisory Fees -- Note 5 ...        (60,886)        (82,819)
                                                   ------------    ------------
TOTAL NET EXPENSES .............................        257,870         468,152
                                                   ------------    ------------
NET INVESTMENT INCOME ..........................        572,607         204,693
                                                   ------------    ------------
NET REALIZED GAIN ON INVESTMENTS ...............      1,786,427       1,433,186
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ...............     (1,936,239)      8,700,047
                                                   ------------    ------------
NET GAIN (LOSS) ON INVESTMENTS .................       (149,812)     10,133,233
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ........................   $    422,795    $ 10,337,926
                                                   ============    ============

-------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND
-------------------------------------------------------------------------------

                                                   SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                 APRIL 30, 2001    OCTOBER 31,
                                                   (UNAUDITED)        2000
                                                  ------------     ------------
INVESTMENT ACTIVITIES:
   Net Investment Income .....................    $    572,607     $  1,446,992
   Net Realized Gain .........................       1,786,427          876,599
   Net Change in Unrealized Depreciation .....      (1,936,239)        (503,074)
                                                  ------------     ------------
   Net Increase in Net Assets Resulting
     from Operations .........................         422,795        1,820,517
                                                  ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income .....................        (615,453)      (1,581,395)
   Realized Capital Gain .....................      (1,013,798)      (5,390,010)
                                                  ------------     ------------
   Total Distributions .......................      (1,629,251)      (6,971,405)
                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS: (1)
   Proceeds from Shares Issued ...............       2,906,842       12,807,305
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ......................       1,600,313        6,665,612
   Cost of Shares Redeemed ...................      (9,552,138)     (26,723,970)
                                                  ------------     ------------
     Decrease in Net Assets from
         Capital Share Transactions ..........      (5,044,983)      (7,251,053)
                                                  ------------     ------------
     Total Decrease in Net Assets ............      (6,251,439)     (12,401,941)

NET ASSETS:
   Beginning of Period .......................      49,503,307       61,905,248
                                                  ------------     ------------
   End of Period .............................    $ 43,251,868     $ 49,503,307
                                                  ============     ============
(1) SHARES ISSUED AND REDEEMED:
   Issued ....................................         262,125        1,208,129
   In Lieu of Cash Distributions .............         147,774          622,229
   Redeemed ..................................        (869,345)      (2,527,296)
                                                  ------------     ------------
NET DECREASE IN SHARE TRANSACTIONS ...........        (459,446)        (696,938)
                                                  ============     ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                   SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                 APRIL 30, 2001   OCTOBER 31,
                                                   (UNAUDITED)        2000
                                                  ------------    ------------
INVESTMENT ACTIVITIES:
   Net Investment Income ......................   $    204,693    $    207,811
   Net Realized Gain ..........................      1,433,186       6,583,617
   Net Change in Unrealized Appreciation ......      8,700,047         942,886
                                                  ------------    ------------
   Net Increase in Net Assets Resulting
     from Operations ..........................     10,337,926       7,734,314
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income ......................       (301,430)       (231,623)
   In Excess of Net Investment Income .........           --           (13,418)
   Realized Capital Gain ......................     (6,851,460)     (1,307,422)
                                                  ------------    ------------
   Total Distributions ........................     (7,152,890)     (1,552,463)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS: (1)
   Proceeds from Shares Issued ................     29,533,094      30,009,093
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .......................      6,737,983       1,480,109
   Cost of Shares Redeemed ....................     (5,473,521)    (20,855,390)
                                                  ------------    ------------
     Increase in Net Assets from
         Capital Share Transactions ...........     30,797,556      10,633,812
                                                  ------------    ------------
     Total Increase in Net Assets .............     33,982,592      16,815,663

NET ASSETS:
   Beginning of Period ........................     60,918,329      44,102,666
                                                  ------------    ------------
   End of Period ..............................   $ 94,900,921    $ 60,918,329
                                                  ============    ============
(1) SHARES ISSUED AND REDEEMED:
   Issued .....................................      2,044,423       2,163,990
   In Lieu of Cash Distributions ..............        494,160         115,781
   Redeemed ...................................       (383,055)     (1,544,092)
                                                  ------------    ------------
NET INCREASE IN SHARE TRANSACTIONS ............      2,155,528         735,679
                                                  ============    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
BALANCED FUND
---------------------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               SIX MONTHS
                                  ENDED             YEARS ENDED OCTOBER 31,
                           APRIL 30, 2001(1) -----------------------------------------------
                               (UNAUDITED)    2000     1999       1998      1997      1996
                           ----------------- -----    -------    -------   -------   -------
Net Asset Value,
   Beginning of Period           $ 11.24    $ 12.13   $ 12.81    $ 13.91   $ 12.55   $ 11.86
                                 -------    -------   -------    -------   -------   -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income            0.13       0.33      0.34       0.33      0.32      0.34
   Net Realized and
     Unrealized Gain (Loss)        (0.03)      0.21      0.28       0.52      2.32      1.38
                                 -------    -------   -------    -------   -------   -------
   Total from Investment
     Operations                     0.10       0.54      0.62       0.85      2.64      1.72
                                 -------    -------   -------    -------   -------   -------
Distributions:
   Net Investment Income           (0.14)     (0.35)    (0.32)     (0.34)    (0.31)    (0.36)
   Net Realized Gain               (0.24)     (1.08)    (0.98)     (1.61)    (0.97)    (0.67)
                                 -------    -------   -------    -------   -------   -------
     Total Distributions           (0.38)     (1.43)    (1.30)     (1.95)    (1.28)    (1.03)
                                 -------    -------   -------    -------   -------   -------
Net Asset Value,
    End of Period                $ 10.96    $ 11.24   $ 12.13    $ 12.81   $ 13.91   $ 12.55
                                 =======    =======   =======    =======   =======   =======
TOTAL RETURN+                       0.96%*     5.28%     5.12%      6.58%    22.58%    15.52%
                                 =======    =======   =======    =======   =======   =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000)  $43,252    $49,503   $61,905    $78,544   $78,283   $58,691
Ratio of Expenses to
   Average Net Assets               1.11%      1.12%     1.11%      1.11%     1.07%     1.03%
Ratio of Net Investment
   Income to Average Net Assets     2.34%      2.88%     2.55%      2.46%     2.47%     2.77%
Portfolio Turnover Rate               35%       121%++     82%        82%      133%++     84%


*   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIODS INDICATED.
++ THE TURNOVER RATE WAS HIGHER THAN NORMALLY ANTICIPATED DUE TO INCREASED SHAREHOLDER ACTIVITY WITHIN THE FUND.
(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO MARCH 16, 2001, IS THE FINANCIAL DATA OF THE BALANCED FUND, A SERIES OF THE UAM FUNDS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                 SIX MONTHS          YEARS ENDED            JANUARY 2,
                                    ENDED            OCTOBER 31,            1997*** TO
                            APRIL 30, 2001(1) ---------------------------   OCTOBER 31,
                                 (UNAUDITED)   2000      1999      1998        1997
                                 -----------  -------  -------   --------    --------
Net Asset Value,
   Beginning of Period           $  14.65     $ 12.88  $ 11.93   $  13.72    $  10.00
                                 --------     -------  -------   --------    --------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income             0.03        0.06     0.03         --        0.01
   Net Realized and
     Unrealized Gain (Loss)          1.92        2.16     1.04      (1.35)       3.72
                                 --------     -------  -------   --------    --------
   Total from Investment
     Operations                      1.95        2.22     1.07      (1.35)       3.73
                                 --------     -------  -------   --------    --------
Distributions:
   Net Investment Income            (0.06)      (0.07)   (0.02)        --       (0.01)
   Net Realized Gain                (1.51)      (0.38)   (0.10)     (0.44)         --
                                 --------     -------  -------   --------    --------
     Total Distributions            (1.57)      (0.45)   (0.12)     (0.44)      (0.01)
                                 --------     -------  -------   --------    --------
Net Asset Value,
    End of Period                $  15.03     $ 14.65  $ 12.88   $  11.93    $  13.72
                                 ========     =======  =======   ========    ========
TOTAL RETURN+                       14.43%**    17.77%    9.02%    (10.08)%     37.34%**
                                 ========     =======  =======   ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000)   $94,901     $60,918  $44,103   $ 35,231     $19,888
Ratio of Expenses to
   Average Net Assets                 1.25%      1.26%    1.25%      1.25%       1.25%*
Ratio of Net Investment
   Income to Average Net Assets      0.55%       0.42%    0.22%      0.01%       0.06%*
Portfolio Turnover Rate                31%         98%      50%        70%         50%

  * ANNUALIZED
 ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
*** COMMENCEMENT OF OPERATIONS
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISOR DURING THE PERIODS INDICATED.
(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO MARCH 16, 2001, IS THE FINANCIAL DATA OF THE SMALL CAP VALUE FUND, A SERIES OF THE UAM FUNDS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the Sterling Capital Funds (the "Funds"). The financial statements of the remaining Funds are not presented herein. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds investment objectives, policies and strategies.

On February 23, 2001, the shareholders of the UAM Sterling Partners' Balanced Fund and the Sterling Partners' Small Cap Value Fund (the "UAM Portfolios") voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Funds Sterling Capital Balanced Fund and Sterling Capital Small Cap Value Fund. The reorganization took place on March 16, 2001.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Advisor ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years begin-

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     ning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $253 for the six months ended April 30, 2001.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of:

 .150% on the first $250 million in assets
 .125% on the next $250 million in assets
 .100% on all assets over $500 million assets

The Funds are subject to a minimum annual administration fee of $250,000, allocated by each Fund's daily net assets. There is also a minimum annual admin-istration fee of $100,000 per additional Fund and $20,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Funds.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Funds and Sterling Capital Management, LLC (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.75% of the Balanced Fund's daily average net assets and 1.00% of the Small Cap Value Fund's daily average net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Funds total operating expenses to a maximum of 1.11% and 1.25% of daily average net assets of the Balanced and Small Cap Value Funds, respectively. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2001 are as follows:

                                                    BALANCED    SMALL CAP VALUE
                                                      FUND            FUND
                                                  ----------    ---------------
Purchases
  U.S. Government                                 $3,062,173     $        --
  Other                                            4,649,368      45,133,350
Sales
  U.S. Government                                  6,412,300              --
  Other                                            4,024,967      22,750,055

At April 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2001, is as follows:

                                                    BALANCED    SMALL CAP VALUE
                                                      FUND            FUND
                                                  ----------    ---------------
Aggregate gross unrealized
  appreciation                                   $ 4,264,277     $12,250,010
Aggregate gross unrealized
  depreciation                                    (2,744,255)     (3,196,722)
                                                 -----------     -----------
Net unrealized appreciation                      $ 1,520,022     $ 9,053,288
                                                 ===========     ===========

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
SHAREHOLDER MEETINGS

A special meeting of the shareholders of the UAM Funds Sterling Partners' Balanced and Small Cap Value Portfolios (the "UAM Portfolios") was held on February 23, 2001 to vote on the following matter:

PROPOSAL

To approve the tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to the Advisors' Inner Circle Funds Sterling Capital Balanced Fund and Sterling Capital Small Cap Value Fund.

                                  BALANCED                     SMALL CAP
                                  PORTFOLIO                 VALUE PORTFOLIO
                                  ---------                 ---------------
% For                               76.52%                      54.67%
% Against                              --                          --
% Abstain                           23.48%                      45.33%

                                      NOTES

                                      NOTES

                                      NOTES

--------------------------------------------------------------------------------

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                        Sterling Capital Management, LLC
                             One First Union Center
                        301 S. College Street, Suite 3200
                               Charlotte, NC 28202

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS MUTUAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                               1800 M Street N.W.
                              Washington, DC 20036

                         INDEPENDENT PUBLIC ACCOUNTANTS:
                               ARTHUR ANDERSEN LLP
                               1601 Market Street
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Funds described.

SCM-SA-001-0100